Financial Instruments - Summary of The Presents Changes In The Maximum Earn-out (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure in tabular form of reconciliation of fair value of assets and liabilities based on significant unobservable input [Line Items]
Opening balance on January 1	$ 341,145
Closing balance on December 31	366,778	$ 341,145
Level 3 of fair value hierarchy [member] | At fair value [member] | Contingent consideration [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure in tabular form of reconciliation of fair value of assets and liabilities based on significant unobservable input [Line Items]
Opening balance on January 1	0	299
Earn-out adjustments	0	(299)
Additions	0	0
Closing balance on December 31	0	0
Level 3 of fair value hierarchy [member] | At fair value [member] | Investment in Equity Securities of Unquoted Companies [Member] | Financial assets at fair value through profit or loss, category [member]
Disclosure in tabular form of reconciliation of fair value of assets and liabilities based on significant unobservable input [Line Items]
Opening balance on January 1	2,000	0
Earn-out adjustment	1,625	0
Additions	6,024	2,000
Closing balance on December 31	$ 9,649	$ 2,000